Capital Disclosure	12 Months Ended
Dec. 31, 2025
Disclosure Of Capital Disclosures [Abstract]
Capital Disclosure
25.
CAPITAL DISCLOSURE

The Company’s objectives in managing capital are to safeguard its ability to continue as a going concern in order to pursue the exploration and development of its mineral properties, as well as those of its associates, and to maintain a flexible capital structure. The capital structure of the Company consists of long-term borrowings, project debt facilities, and equity attributable to common shareholders, comprising issued capital, contributed surplus, and deficit. The Company manages its capital structure and adjusts it in light of changes in economic conditions and the risk characteristics of the underlying assets.

25.
CAPITAL DISCLOSURE (continued)

To carry out the planned exploration and development of its projects and to cover administrative costs, the Company will use its existing working capital, draw on its limited recourse loan facility, or raise additional funds as needed and if available.

Management reviews its capital management approach on an ongoing basis and believes that, given the relative size of the Company, its current approach remains reasonable. There were no changes in the Company’s approach to capital management during the year ended December 31, 2025.